Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Components of property, plant and equipment, net

Property, plant and equipment consisted of the following:

(in thousands)	September 30, 2018	December 31, 2017
Land	$13,623	$13,557
Buildings and improvements	104,026	99,233
Machinery, equipment and other	501,148	446,261

	618,797	559,051
Accumulated depreciation	(382,730)	(347,219)

Property, plant and equipment, net	$236,067	$211,832

The components of property, plant and equipment, net were as follows:

	December 31, 2017	December 31, 2016
Land	$13,557	$14,636
Buildings and improvements	99,233	91,927
Machinery, equipment and other	446,261	396,505

Property, plant and equipment, gross	559,051	503,068
Total accumulated depreciation	(347,219)	(301,321)

Property, plant and equipment, net	$211,832	$201,747